Share-based payments - Summary of Share-based Payment Liability (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
LTIP, Vested | True-up liability
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ 0.0	£ (0.9)
DSBS, Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.0	0.0
Vested | True-up liability
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.0	(0.9)
LTIP, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	4.1	2.0
DSBS, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	3.2	3.0
Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ 7.3	£ 5.0